Note 6 - Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Depreciation	$ 127,354	$ 210,081
Property, Plant and Equipment [Member]
Asset Impairment Charges	$ 0	$ 0